UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 94.5%
Australia — 2.8%
299,196	BHP Billiton Ltd. (Materials)	$5,548,109

Brazil — 0.9%
21,900	Companhia de Bebidas das Americas Preference Shares (Food, Beverage & Tobacco)	896,767
78,105	Companhia Vale do Rio Doce ADR Preference A Shares (Materials)	948,195

		1,844,962

China — 0.3%
205,000	China Life Insurance Co. Ltd. Class H (Insurance)	539,554

Cyprus — 0.5%
237,111	ProSafe SE (Energy)	902,237

Denmark — 2.3%
84,285	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	4,490,173

France — 9.8%
34,562	Air Liquide (Materials)	2,513,290
90,574	AXA SA (Insurance)	1,426,439
42,220	BNP Paribas (Banks)	1,611,794
42,160	Societe Generale (Banks)	1,762,823
156,481	Total SA (Energy)	7,798,155
156,402	Vivendi (Media)	4,029,018

		19,141,519

Germany — 4.9%
11,778	Allianz SE (Registered) (Insurance)	987,521
122,762	E.ON AG (Utilities)	3,954,287
23,923	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	3,159,419
24,387	Siemens AG (Registered) (Capital Goods)(a)	1,373,281

		9,474,508

Hong Kong — 2.5%
71,000	China Mobile Ltd. (Telecommunication Services)	639,126
483,000	Sun Hung Kai Properties Ltd. (Real Estate)	4,279,077

		4,918,203

India — 0.4%
13,769	HDFC Bank Ltd. ADR (Banks)(a)	793,921

Italy — 4.1%
291,943	Azimut Holding SpA (Diversified Financials)	1,495,379
248,439	Banca Popolare Di Milano Scarl (Banks)	1,267,763
206,950	Intesa Sanpaolo (Banks)	652,216
238,481	Mediobanca SpA (Diversified Financials)	2,163,495
472,232	Snam Rete Gas SpA (Utilities)	2,460,068

		8,038,921

Japan — 24.2%
560,400	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	4,401,481
69,800	East Japan Railway Co. (Transportation)	4,733,044

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,339,000	Fujitsu Ltd. (Technology Hardware & Equipment)	$6,019,167
200,500	Honda Motor Co. Ltd. (Automobiles & Components)	4,607,870
201,700	Komatsu Ltd. (Capital Goods)	2,082,293
309,600	Mitsubishi Corp. (Capital Goods)	4,091,103
293,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	4,334,825
3,976	NTT Urban Development Corp. (Real Estate)	3,416,512
132,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	3,541,357
143,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,675,207
162,200	The Kansai Electric Power Co. Inc. (Utilities)	4,445,599

		47,348,458

Luxembourg — 1.7%
13,558	ArcelorMittal (Materials)	303,399
30,375	Millicom International Cellular SA SDR (Telecommunication Services)	1,169,580
97,879	SES (Media)	1,792,843

		3,265,822

Netherlands — 1.8%
266,883	Koninklijke KPN NV (Telecommunication Services)	3,552,357

Norway — 1.7%
59,283	Schibsted ASA (Media)	563,313
162,698	StatoilHydro ASA (Energy)	2,803,210

		3,366,523

Singapore — 2.9%
967,500	DBS Group Holdings Ltd. (Banks)	5,570,202

Sweden — 0.6%
207,400	Atlas Copco AB Class B (Capital Goods)	1,231,043

Switzerland — 13.2%
75,067	Credit Suisse Group AG (Registered) (Diversified Financials)	1,915,825
52,461	Kuehne + Nagel International AG (Registered) (Transportation)(a)	2,885,412
196,395	Nestle SA (Registered) (Food, Beverage & Tobacco)	6,787,275
121,007	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,972,237
45,864	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,438,605
6,707	Straumann Holding AG (Registered) (Health Care Equipment & Services)	1,026,814
138,694	UBS AG (Registered) (Diversified Financials)*	1,739,265

		25,765,433

United Kingdom — 19.9%
229,294	Amlin PLC (Insurance)	1,270,363
58,701	Anglo American PLC (Materials)	1,055,947

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
205,120	Autonomy Corp. PLC (Software & Services)*	$3,225,522
309,380	BG Group PLC (Energy)	4,241,811
486,500	BP PLC (Energy)(b)	3,445,435
328,040	Capita Group PLC (Commercial & Professional Services)	3,298,331
218,801	HSBC Holdings PLC (Banks)	1,697,630
182,352	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	4,986,329
244,991	Schroders PLC (Diversified Financials)	2,695,247
525,689	Standard Life PLC (Insurance)	1,672,844
972,305	Tesco PLC (Food & Staples Retailing)	5,024,938
83,240	Unilever PLC (Food, Beverage & Tobacco)	1,826,000
2,449,511	Vodafone Group PLC (Telecommunication Services)	4,549,542

		38,989,939

TOTAL COMMON STOCKS		$184,781,884

Shares	Rate	Value
Investment Company(c) — 3.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
6,523,479	0.693%	$6,523,479

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$191,305,363

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c) — 2.4%
Boston Global Investment Trust — Enhanced Portfolio
4,657,802	0.767%	$4,611,224

TOTAL INVESTMENTS — 100.2%		$195,916,587

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(334,291)

NET ASSETS — 100.0%		$195,582,296

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

Investment Abbreviations:
ADR	— American Depositary Receipt
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Loss

Dow Jones EURO STOXX 50 Index	89	March 2009	$2,540,070	$(37,200)
FTSE 100 Index	22	March 2009	1,308,454	(14,723)
TSE TOPIX Index	17	March 2009	1,494,963	(32,470)

TOTAL				$(84,393)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$277,547,138

Gross unrealized gain	3,103,864
Gross unrealized loss	(84,734,415)

Net unrealized security loss	$(81,630,551)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 90.6%
Australia — 0.5%
86,694	Centennial Coal Co. Ltd. (Energy)	$151,331
790,444	PanAust Ltd. (Materials)*	64,968

		216,299

Austria — 1.2%
18,512	Andritz AG (Capital Goods)	546,739

Belgium — 0.8%
12,446	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	381,349

Bermuda — 1.1%
101,735	Catlin Group Ltd. (Insurance)	511,217

Cyprus — 0.6%
70,960	ProSafe SE (Energy)	270,012

Finland — 0.3%
14,311	Nokian Renkaat Oyj (Automobiles & Components)(a)	139,834

France — 6.6%
13,658	Bureau Veritas SA (Commercial & Professional Services)	514,142
24,660	Eutelsat Communications (Media)	526,186
32,089	Groupe Steria SCA (Software & Services)(a)	335,535
39,526	Ingenico SA (Technology Hardware & Equipment)(a)	654,307
23,858	Saft Groupe SA (Capital Goods)	582,540
23,816	SCOR SE (Insurance)	482,997

		3,095,707

Germany — 7.7%
20,290	CTS Eventim AG (Media)	654,317
26,889	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	549,918
4,809	K+S AG (Materials)	227,234
3,963	Linde AG (Materials)	264,232
22,954	MTU Aero Engines Holding AG (Capital Goods)	641,353
4,284	Rational AG (Consumer Durables & Apparel)	363,341
4,055	Salzgitter AG (Materials)	294,005
13,351	Wincor Nixdorf AG (Technology Hardware & Equipment)	633,715

		3,628,115

Greece — 2.4%
71,010	Hellenic Exchanges SA (Diversified Financials)	453,904
115,940	Jumbo SA (Consumer Durables & Apparel)	700,480

		1,154,384

Ireland — 1.8%
27,383	Kerry Group PLC Class A (Food, Beverage & Tobacco)	512,791
22,925	Paddy Power PLC (Consumer Services)	318,399

		831,190

Italy — 6.8%
42,662	ACEA SpA (Utilities)	512,085
139,632	Azimut Holding SpA (Diversified Financials)	715,218

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
131,696	Banca Popolare Di Milano Scarl (Banks)	$672,034
94,882	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	536,743
30,834	Geox SpA (Consumer Durables & Apparel)	170,813
110,084	Snam Rete Gas SpA (Utilities)	573,477

		3,180,370

Japan — 27.6%
21,800	As One Corp. (Health Care Equipment & Services)	469,926
4,500	Benesse Corp. (Consumer Services)	192,132
45,300	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	355,794
28,600	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	498,576
13,500	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	321,960
13,000	Hitachi Chemical Co. Ltd. (Materials)	141,607
49,000	Hitachi Metals Ltd. (Materials)	252,480
17,600	Hitachi Transport System Ltd. (Transportation)	217,915
5,600	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	335,290
10,100	Hokkaido Electric Power Co., Inc. (Utilities)	244,353
32,600	Hudson Soft Co. Ltd. (Software & Services)*	457,106
41,800	Iwai Securities Co. Ltd. (Diversified Financials)	321,916
192	Jupiter Telecommunications Co. Ltd. (Media)	181,496
42,000	Keio Corp. (Transportation)	223,231
33,000	Kinden Corp. (Capital Goods)	291,306
5,600	KOSE Corp. (Household & Personal Products)	122,387
6,700	Lawson, Inc. (Food & Staples Retailing)	331,103
81,000	Marubeni Corp. (Capital Goods)	288,279
17,000	Meiji Dairies Corp. (Food, Beverage & Tobacco)	79,804
19,000	Meiji Seika Kaisha Ltd. (Food, Beverage & Tobacco)	77,580
13,400	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	139,266
106,000	Mitsubishi Materials Corp. (Materials)	264,062
47,600	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	475,744
29,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	191,405
87,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	212,867
54,000	Nippon Yusen Kabushiki Kaisha (Transportation)	253,014
12,000	Nipro Corp. (Health Care Equipment & Services)	179,755
4,500	Nissha Printing Co. Ltd. (Commercial & Professional Services)	113,571

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
299	NTT Urban Development Corp. (Real Estate)	$256,926
31,000	ROHTO Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	383,520
4,800	Ryohin Keikaku Co. Ltd. (Retailing)	198,293
58	Seven Bank Ltd. (Banks)	175,823
27,000	Shimadzu Corp. (Technology Hardware & Equipment)	163,315
51,000	Shimizu Corp. (Capital Goods)	230,078
30,000	Sohgo Security Services Co. Ltd. (Commercial & Professional Services)	284,490
63	So-net M3, Inc. (Health Care Equipment & Services)	229,315
25,700	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	184,383
45,000	The Awa Bank Ltd. (Banks)	292,638
56,000	The Gunma Bank Ltd. (Banks)	324,310
56,000	The Hachijuni Bank Ltd. (Banks)	313,555
56,000	The Higo Bank Ltd. (Banks)	326,352
23,300	Tokai Rubber Industries, Inc. (Automobiles & Components)	173,758
14,400	Tokyu Community Corp. (Commercial & Professional Services)	262,100
87,000	Tokyu Land Corp. (Real Estate)	271,460
57,200	Topcon Corp. (Technology Hardware & Equipment)	236,529
17,600	Toppan Forms Co. Ltd. (Commercial & Professional Services)	192,866
16,000	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	421,870
14,500	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	478,014
127	Zappallas, Inc. (Software & Services)	350,703

		12,984,223

Jersey — 0.9%
9,421	Randgold Resources Ltd. (Materials)	421,740

Luxembourg — 1.2%
14,975	Millicom International Cellular SA SDR (Telecommunication Services)	576,608

Mexico — 0.8%
347,452	Corp. GEO SAB de CV Series B (Consumer Durables & Apparel)*	383,309

Netherlands — 4.8%
12,007	Fugro NV CVA (Energy)	324,443
52,555	Imtech NV (Capital Goods)	808,644
14,801	Koninklijke Vopak NV (Transportation)	554,495
33,444	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	571,918

		2,259,500

Norway — 0.6%
29,466	Schibsted ASA (Media)(a)	279,989

Singapore — 0.9%
989,000	Suntec Real Estate Investment Trust (REIT) (Real Estate)	427,991

Shares	Description	Value
Common Stocks — (continued)
South Korea — 2.1%
8,350	Daehan Steel Co. Ltd. (Materials)*	$287,380
61,730	Daesang Corp. (Food, Beverage & Tobacco)*	222,979
73,650	Korean Reinsurance Co. (Insurance)	499,855

		1,010,214

Spain — 1.2%
30,510	Viscofan SA (Food, Beverage & Tobacco)	572,345

Switzerland — 3.9%
974	Barry Callebaut AG (Registered) (Food, Beverage & Tobacco)*	435,812
5,177	Bucher Industries AG (Registered) (Capital Goods)	510,077
29,175	EFG International AG (Registered) (Diversified Financials)	353,845
337	Lindt & Spruengli AG (Food, Beverage & Tobacco)	549,385

		1,849,119

United Kingdom — 16.8%
43,801	Amlin PLC (Insurance)	242,672
42,174	Autonomy Corp. PLC (Software & Services)*	663,188
90,735	Close Brothers Group PLC (Diversified Financials)	651,515
73,745	Croda International (Materials)	531,197
50,517	Derwent London PLC (REIT) (Real Estate)	436,407
78,012	Dignity PLC (Consumer Services)	690,470
110,391	Domino’s Pizza UK & IRL PLC (Consumer Services)	342,269
15,699	Go-Ahead Group PLC (Transportation)	222,278
69,374	Greene King PLC (Consumer Services)	423,891
267,556	Hays PLC (Commercial & Professional Services)	290,744
53,508	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	275,501
142,229	HMV Group PLC (Retailing)	282,827
19,654	Homeserve PLC (Commercial & Professional Services)	278,583
54,452	Inmarsat PLC (Telecommunication Services)	322,281
241,482	Mitie Group PLC (Commercial & Professional Services)	705,951
38,344	Schroders PLC (Diversified Financials)	421,838
34,675	Tullow Oil PLC (Energy)	345,836
165,488	Unite Group PLC (Real Estate)	153,230
37,754	Venture Production PLC (Energy)	319,553
44,334	Wellstream Holdings PLC (Energy)	304,971

		7,905,202

TOTAL COMMON STOCKS		$42,625,456

Exchange Traded Funds — 7.3%
Canada — 7.3%
110,300	iShares CDN S&P/TSX 60 Index Fund	$1,180,131

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Exchange Traded Funds — (continued)
219,300	iShares CDN S&P/TSX Completion Index Fund	$2,265,876

TOTAL EXCHANGE TRADED FUNDS		3,446,007

Shares	Rate	Value
Investment Company(b) — 2.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,033,228	0.693%	$1,033,228

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$47,104,691

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b) — 2.9%
Boston Global Investment Trust — Enhanced Portfolio
1,362,825	0.767%	$1,349,197

TOTAL INVESTMENTS — 103.0%		$48,453,888

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(1,389,492)

NET ASSETS — 100.0%		$47,064,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

Investment Abbreviations:
CDN	— Canadian
CVA	— Dutch Certification
IRL	— Ireland
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
UK	— United Kingdom

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$72,386,990

Gross unrealized gain	1,590,857
Gross unrealized loss	(25,523,959)

Net unrealized security loss	$(23,933,102)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 96.5%
Australia — 3.6%
73,071	BHP Billiton Ltd. (Materials)	$1,354,984
67,100	Westpac Banking Corp. (Banks)	658,009

		2,012,993

Bermuda — 0.3%
37,946	Hiscox Ltd. (Insurance)	172,188

Brazil — 1.2%
51,942	BM&F BOVESPA SA (Diversified Financials)	149,781
6,400	Companhia de Bebidas das Americas Preference Shares (Food, Beverage & Tobacco)	262,069
22,684	Companhia Vale do Rio Doce ADR Preference A Shares (Materials)	275,384

		687,234

China — 0.8%
63,000	China Life Insurance Co. Ltd. Class H (Insurance)	165,814
141,500	China Shenhua Energy Co. Ltd. Class H (Energy)	301,687

		467,501

Cyprus — 0.3%
45,837	ProSafe SE (Energy)	174,415

Denmark — 1.7%
18,005	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	959,193

Finland — 0.2%
9,359	Nokia Oyj (Technology Hardware & Equipment)	114,709

France — 9.7%
7,936	Air Liquide (Materials)	577,092
24,350	AXA SA (Insurance)	383,485
11,100	BNP Paribas (Banks)	423,755
7,966	Eutelsat Communications (Media)	169,976
3,084	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	120,502
3,093	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	168,466
10,650	SCOR SE (Insurance)	215,986
12,220	Societe Generale (Banks)	510,951
36,823	Total SA (Energy)	1,835,056
38,231	Vivendi (Media)	984,855

		5,390,124

Germany — 4.5%
3,271	Allianz SE (Registered) (Insurance)	274,256
26,878	E.ON AG (Utilities)	865,767
4,646	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	613,579
634	Salzgitter AG (Materials)	45,968
9,139	SAP AG (Software & Services)	321,097
6,779	Siemens AG (Registered) (Capital Goods)(a)	381,739

		2,502,406

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — 4.7%
405,500	BOC Hong Kong (Holdings) Ltd. (Banks)	$413,661
21,500	China Mobile Ltd. (Telecommunication Services)	193,538
73,000	CLP Holdings Ltd. (Utilities)	494,109
35,100	Hang Seng Bank Ltd. (Banks)	422,613
88,000	Hutchison Whampoa Ltd. (Capital Goods)	447,770
72,000	Sun Hung Kai Properties Ltd. (Real Estate)	637,875

		2,609,566

India — 0.4%
3,914	HDFC Bank Ltd. ADR (Banks)(a)	225,681

Ireland — 0.2%
3,861	CRH PLC (Materials)	90,688

Italy — 4.5%
59,380	Azimut Holding SpA (Diversified Financials)	304,154
70,522	Banca Popolare Di Milano Scarl (Banks)	359,868
19,039	Eni SpA (Energy)	402,699
41,498	Geox SpA (Consumer Durables & Apparel)	229,889
57,055	Intesa Sanpaolo (Banks)	179,812
52,513	Mediobanca SpA (Diversified Financials)	476,397
99,829	Snam Rete Gas SpA (Utilities)	520,054

		2,472,873

Japan — 24.7%
58,100	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	456,328
11,200	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	195,247
15,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	354,771
16,300	Denso Corp. (Automobiles & Components)	295,333
9,300	East Japan Railway Co. (Transportation)	630,620
16,000	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	349,813
95,000	Fujitsu Ltd. (Technology Hardware & Equipment)	427,051
9,700	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	231,334
14,200	Hamamatsu Photonics K.K. (Technology Hardware & Equipment)	239,580
46,000	Hitachi Metals Ltd. (Materials)	237,022
13,000	Honda Motor Co. Ltd. (Automobiles & Components)	298,765
17,000	Kao Corp. (Household & Personal Products)	412,887
92	KDDI Corp. (Telecommunication Services)	574,433
42,300	Komatsu Ltd. (Capital Goods)	436,693
14,200	Kyushu Electric Power Co., Inc. (Utilities)	371,265

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
12,300	McDonald’s Holdings Co. (Japan) Ltd. (Consumer Services)	$243,561
36,700	Mitsubishi Corp. (Capital Goods)	484,960
100,000	Mitsubishi Materials Corp. (Materials)	249,116
27,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	399,455
92,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	514,237
34,000	Mitsui & Co. Ltd. (Capital Goods)	354,798
55,000	Mitsui Chemicals, Inc. (Materials)	158,099
38,500	NAMCO BANDAI Holdings, Inc. (Consumer Durables & Apparel)	384,793
1,000	Nintendo Co. Ltd. (Software & Services)	310,015
31,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	204,605
63,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	154,145
10,300	Nissha Printing Co. Ltd. (Commercial & Professional Services)	259,952
493	NTT Urban Development Corp. (Real Estate)	423,627
4,560	ORIX Corp. (Diversified Financials)	199,075
15,400	Q.P. Corp. (Food, Beverage & Tobacco)	199,451
12,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	344,002
27,900	Showa Shell Sekiyu K.K. (Energy)	261,211
10,600	Sony Corp. (Consumer Durables & Apparel)	206,585
74	Sony Financial Holdings, Inc. (Insurance)	243,897
22,700	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	162,860
158,000	Sumitomo Metal Industries Ltd. (Materials)	316,143
15,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	598,433
75,000	The Hachijuni Bank Ltd. (Banks)	419,939
25,200	The Kansai Electric Power Co., Inc. (Utilities)	690,685
13,700	Toyota Motor Corp. (Automobiles & Components)	440,704

		13,735,490

Luxembourg — 1.2%
7,838	ArcelorMittal (Materials)	175,398
7,450	Millicom International Cellular SA SDR (Telecommunication Services)	286,860
12,026	SES (Media)	220,279

		682,537

Netherlands — 1.6%
65,725	Koninklijke KPN NV (Telecommunication Services)	874,835

Norway — 1.9%
33,656	Schibsted ASA (Media)(a)	319,802
42,614	StatoilHydro ASA (Energy)	734,219

		1,054,021

Shares	Description	Value
Common Stocks — (continued)
Singapore — 1.2%
115,500	DBS Group Holdings Ltd. (Banks)	$664,970

South Korea — 0.3%
780	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	169,813

Sweden — 1.0%
51,600	Atlas Copco AB Class B (Capital Goods)	306,277
21,174	Svenska Handelsbanken AB Class A (Banks)	230,830

		537,107

Switzerland — 12.8%
19,179	Credit Suisse Group AG (Registered) (Diversified Financials)	489,478
11,491	Kuehne + Nagel International AG (Registered) (Transportation)	632,018
148	Lindt & Spruengli AG (Food, Beverage & Tobacco)	241,273
46,694	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,613,712
31,141	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,279,599
11,760	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,650,924
1,558	Straumann Holding AG (Registered) (Health Care Equipment & Services)(a)	238,523
4,411	Synthes, Inc. (Health Care Equipment & Services)	531,292
36,013	UBS AG (Registered) (Diversified Financials)*	451,614

		7,128,433

United Kingdom — 19.7%
203,123	Aegis Group PLC (Media)	223,768
53,735	Amlin PLC (Insurance)	297,710
17,328	Anglo American PLC (Materials)	311,706
46,600	Autonomy Corp. PLC (Software & Services)*	732,787
75,031	BG Group PLC (Energy)	1,028,726
14,236	BHP Billiton PLC (Materials)	237,960
116,800	BP PLC (Energy)	827,188
73,559	Capita Group PLC (Commercial & Professional Services)	739,611
28,280	Close Brothers Group PLC (Diversified Financials)	203,062
60,959	HSBC Holdings PLC (Banks)	472,968
39,894	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	1,090,882
31,947	Inmarsat PLC (Telecommunication Services)	189,083
52,979	Schroders PLC (Diversified Financials)	582,844
46,604	Serco Group PLC (Commercial & Professional Services)	295,130
17,100	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	249,446
117,882	Standard Life PLC (Insurance)	375,123
231,145	Tesco PLC (Food & Staples Retailing)	1,194,573

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
23,131	Unilever PLC (Food, Beverage & Tobacco)	$507,415
25,521	Venture Production PLC (Energy)	216,012
574,504	Vodafone Group PLC (Telecommunication Services)	1,067,041
23,213	WPP PLC (Media)	130,585

		10,973,620

TOTAL COMMON STOCKS		$53,700,397

Shares	Rate	Value
Investment Company(b) — 2.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,166,824	0.693%	$1,166,824

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$54,867,221

	Interest
Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b) — 1.5%
Boston Global Investment Trust — Enhanced Portfolio
876,261	0.767%	$867,499

TOTAL INVESTMENTS — 100.1%		$55,734,720

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(74,872)

NET ASSETS — 100.0%		$55,659,848

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

Investment Abbreviations:
ADR	— American Depositary Receipt
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Loss

Dow Jones EURO STOXX 50 Index	39	March 2009	$1,113,065	$(102,950)
FTSE 100 Index	9	March 2009	535,277	(21,010)
TSE TOPIX Index	3	March 2009	263,817	(2,327)

TOTAL				$(126,287)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$79,479,037

Gross unrealized gain	1,284,250
Gross unrealized loss	(25,028,567)

Net unrealized security loss	$(23,744,317)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)
January 31, 2009 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — Under FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Basis of Fair Value Measurement
Level 1– Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2– Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3– Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Concentrated International Equity		International Small Cap
	Investments in
	Securities Long —	Derivatives —	Investments in
Level	Assets	Liabilities	Securities Long — Assets

Level 1	$1,742,115	$(84,393)	$3,829,316

Level 2(a)	194,174,472	—	44,624,572

Level 3	—	—	—

Total	$195,916,587	$(84,393)	$48,453,888

	Strategic International Equity
	Investments in
	Securities Long —	Derivatives —
Level	Assets	Liabilities

Level 1	$650,846	$(126,287)

Level 2(a)	55,083,874	—

Level 3	—	—

Total	$55,734,720	$(126,287)

(a)	To adjust for differing local market close timing, the Funds may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Equity Linked Notes — The Funds may invest in structured notes whose values are based on the price movements of a reference security or index. The value of these structured notes will rise and fall in response to changes in the reference security or index. On termination date of each structured note, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. These structured notes are subject to credit and interest rate risks.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars (using 4:00 p.m. Eastern Time exchange rates) on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effects of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, and are included with the net realized and unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)
January 31, 2009 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. For futures contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover its obligations under the contracts.
Market and Credit Risks — In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The Funds may be exposed to additional credit risk that an institution or other entity with which the Funds have unsettled or open transactions will default.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAMI”), formerly Boston Global Advisors, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securites breach its agreement with the Funds or become insolvent.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio primarily invests in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	April 1, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	April 1, 2009

* Print the name and title of each signing officer under his or her signature.